Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL JENNISON SMALL CO FUND, INC.
Prospectus Date	rr_ProspectusDate	Nov. 27, 2019
Document Creation Date	dei_DocumentCreationDate	Nov. 26, 2019